Debt - Additional information (Details) $ in Millions							9 Months Ended
	Aug. 09, 2022 USD ($)	Aug. 05, 2022 USD ($) subsidiary	Jun. 25, 2021 item	Dec. 17, 2020 USD ($) subsidiary	Jul. 17, 2020	Dec. 11, 2019 USD ($) subsidiary	Sep. 30, 2022 item facility	Oct. 01, 2022 USD ($)	Sep. 30, 2022 item	Sep. 30, 2022 USD ($)	Sep. 30, 2022	Oct. 24, 2017 USD ($)
Number of loan facilities							3		4
Number of vessels with loans | item							15
Required minimum cash and cash equivalents										$ 12.3
Minimum Net Worth Required										$ 200.0
Minimum [Member]
Required Minimum Solvency Covenant							30.00%
Cash and Cash Equivalent Percentage											5.00%
Fair market Value Percentage							130.00%
Nordea SEB Joint Bank Facility
Number of vessels with loans | item			2
Number of subsidiaries | subsidiary						8
Line of Credit Facility, Maximum Borrowing Capacity						$ 100.0
Debt Instrument, Basis Spread on Variable Rate						2.40%
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 2.4%
Nordea SEB Revolving Facility
Number of subsidiaries | subsidiary		12
Line of Credit Facility, Maximum Borrowing Capacity		$ 185.0				$ 40.0
Number of days to provide notice for draw down or repayment of debt						5 days	5 days
Long-term Line of Credit								$ 25.0
Cash and Cash Equivalent Percentage											60.00%
ABN CACIB Joint Bank Facility
Number of subsidiaries | subsidiary		7				4
Line of Credit Facility, Maximum Borrowing Capacity						$ 61.5
Debt Instrument, Basis Spread on Variable Rate						2.40%
Long-term Line of Credit		$ 108.0						$ 14.2
ABN CACIB Joint Bank Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate		2.50%
ABN AMRO Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 15.0											$ 15.0
Debt Instrument, Basis Spread on Variable Rate					3.90%
ABN AMRO Revolving Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate	3.90%
IYO Bank Facility
Number of subsidiaries | subsidiary				1
Line of Credit Facility, Maximum Borrowing Capacity				$ 10.0
Debt Instrument, Basis Spread on Variable Rate				2.25%
Debt Instrument Maturity Period				December 2025